Retirement Plans (Fair Values Pension Plan Assets By Asset Class) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 10,312	$ 10,923	$ 10,918
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	153	155	$ 180
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,508	4,175
Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,083	3,918
Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(59)	(10)
Corporate Bonds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,018	1,286
Corporate Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,018	1,286
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Government Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	870	518
Government Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Government Securities [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	870	518
Government Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Mortgage Backed Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41	217
Mortgage Backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Mortgage Backed Securities [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40	217
Mortgage Backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Other Fixed Income [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	245	275
Other Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	234	265
Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11	10
Commodities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	324	118
Commodities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Commodities [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	324	118
Commodities [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	402	360
Derivatives [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(71)	(19)
Derivatives [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Derivatives [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	1
Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(71)	(20)
Cash and Cash Equivalents [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	322	975
Cash and Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	322	975
Cash and Cash Equivalents [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	891	894
Hedge Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Hedge Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Hedge Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	472	492
Private Equity Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Private Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Private Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,015	1,094
Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Real Estate [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Non-US [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,575	2,563
Non-US [Member] | Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,806	1,818
Non-US [Member] | Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	769	745
Non-US [Member] | Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
United States (e) | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,208	2,150
United States (e) | Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,380	1,382
United States (e) | Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	828	768
United States (e) | Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0